GOODWILL (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 176,000,000		$ 0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, beginning of period	0	$ 0
Acquisition from business combination	176,000,000	0
Impairment	0	0
Balance, end of period	176,000,000	$ 0
Direct Insurance Segment | Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	176,000,000
Direct Insurance Segment | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 0